Investment Strategy	Mar. 31, 2026
ClearBridge Large Cap Growth Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. large capitalization growth companies or other investments with similar economic characteristics.
For purposes of this investment policy, the subadviser considers various investment criteria in determining whether a company is a growth company including, but not limited to:
•	Higher earnings per share growth than the broader equity market
•	Higher sales growth than the broader equity market
These investment criteria may be assessed based on past history or forward-looking estimates. In addition, a company identified as a “growth company” by an independent third-party index or investment data provider will be considered a “growth company” for purposes of this investment policy. The subadviser defines large capitalization companies as those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”).
The size of the companies in the Index changes with market conditions and the composition of the Index. As of March 31, 2026, the largest market capitalization of a company in the Index was approximately $4.461 trillion and the median market capitalization of a company in the Index was approximately $16.405 billion. The fund’s investment strategy focuses on consistent growth of capital while managing volatility.
The subadviser generally intends to maintain a more focused portfolio consisting of about 30 large capitalization growth company securities. The fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.
The fund emphasizes investments in equity securities or related instruments of U.S. large-capitalization growth companies; however, it may invest in equity securities of foreign issuers with similar characteristics.
The subadviser seeks to invest over the long term in select large-capitalization companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser seeks to invest in leadership companies where the portfolio managers believe the market price underestimates the magnitude of future growth. Leadership may be assessed both quantitatively and qualitatively. The subadviser seeks to select securities of companies that are category leaders with characteristics to sustain that position and grow market share consistently. The subadviser performs rigorous analysis to understand company fundamentals, key competitive dynamics and industry structure with the belief that the best business models win over time. The subadviser seeks to identify social or economic trends that will have an impact on the economy as a whole to support multi-year investment opportunities, allowing for compounding of earnings and cash flow. The subadviser seeks companies with self-funding business models with significant recurring revenue and businesses with the ability to generate superior free cash flow over time. In addition, the subadviser takes a disciplined approach to valuation and stress tests the sustainability of profitability and growth. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability.
The subadviser will utilize fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.
The subadviser will sell a security if the issuer no longer meets its financial criteria. In addition, the subadviser will seek to replace securities when the company’s risk/reward profile is no longer favorable due to price appreciation or if the company’s investment fundamentals have deteriorated meaningfully relative to original expectations. Securities may also be sold to permit investment in an issuer considered by the subadviser to be a more attractive alternative.
As of March 31, 2026, the top sector represented by the fund’s underlying investments was information technology. This sector may change over time.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
For purposes of this investment policy, the subadviser considers various investment criteria in determining whether a company is a growth company including, but not limited to:
•	Higher earnings per share growth than the broader equity market
•	Higher sales growth than the broader equity market
These investment criteria may be assessed based on past history or forward-looking estimates. In addition, a company identified as a “growth company” by an independent third-party index or investment data provider will be considered a “growth company” for purposes of this investment policy. The subadviser defines large capitalization companies as those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The subadviser seeks to invest over the long term in select large-capitalization companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser seeks to invest in leadership companies where the portfolio managers believe the market price underestimates the magnitude of future growth. Leadership may be assessed both quantitatively and qualitatively. The subadviser seeks to select securities of companies that are category leaders with characteristics to sustain that position and grow market share consistently. The subadviser performs rigorous analysis to understand company fundamentals, key competitive dynamics and industry structure with the belief that the best business models win over time. The subadviser seeks to identify social or economic trends that will have an impact on the economy as a whole to support multi-year investment opportunities, allowing for compounding of earnings and cash flow. The subadviser seeks companies with self-funding business models with significant recurring revenue and businesses with the ability to generate superior free cash flow over time. In addition, the subadviser takes a disciplined approach to valuation and stress tests the sustainability of profitability and growth. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability.
The subadviser will utilize fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. large capitalization growth companies or other investments with similar economic characteristics.

Franklin ClearBridge Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will pursue an enhanced equity income strategy by (1) investing primarily in dividend-paying equity securities and (2) “enhancing” income through the employment of an options overlay by writing (selling) U.S. exchange-traded call options based upon U.S. large capitalization equity indices (such as the S&P 500® Index). ClearBridge Investments, LLC (“ClearBridge”) provides the day‑to‑day portfolio management of the equity portion of the fund’s portfolio and O’Shaughnessy Asset Management, LLC (“OSAM”) provides the day‑to‑day portfolio management of the options overlay portion of the fund’s portfolio. In the equity portion of the fund’s portfolio, the fund invests primarily in common stocks. Equity securities in which the fund may invest also include securities of real estate investment trusts (“REITs”). The fund may invest in equity securities of foreign issuers, either directly or through depositary receipts. The fund may invest in companies of any size but focuses on large cap companies. In the options overlay portion of the fund’s portfolio, OSAM expects that, under normal circumstances, it will seek to sell call options with a reference index value (i.e., the cumulative investment exposure of the options) less than, or equal to, 100% of the value of the fund’s equity holdings. As the seller of the call options, the fund will receive cash (the “premium”) from the purchaser. At each index option expiration, if the value of the reference index exceeds the fixed price of the option (the “exercise price”), the fund is required to pay the purchaser a cash amount equal to that difference. The premium, the exercise price and the market price of the reference index determine the gain or loss realized by the fund as the seller of the call option. The call options the fund will sell will be uncovered, meaning the fund does not directly own the securities underlying the reference index upon which the call options are based. The call options sold by the fund may include FLexible EXchange Options (“FLEX Options”) as well as more traditional exchange-traded options. FLEX Options are customized options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. It is generally expected that the call options the fund will sell to generate premiums will, under normal market conditions, have expirations of approximately five weeks or less.
Under normal market conditions, the fund seeks to distribute monthly payments at a relatively stable level throughout each calendar year (with larger distributions in the months of July and December) to enable shareholders to estimate the distributions they will receive from the fund. The targeted, cumulative annual payout rate is between approximately 6% and 8% per share based on the last net asset value of the fund of the prior calendar year in which the distribution is being made (e.g., for distributions made in 2026, the targeted annual payout rate will be based on the fund’s net asset value on December 31, 2025). Distributions made throughout the year may be comprised of dividend income, appreciation of equity investments, option profits and/or a return of capital. Each year, the subadvisers will undertake to determine if an adjustment should be made to the targeted annual payout rate. It is possible to lose money by investing in the fund notwithstanding the targeted annual payout rate. There can be no assurance or guarantee that the fund will provide a relatively stable level of distributions at any time or over any period of time and the actual payout rate may differ from the targeted rate. An investment in the fund could lose money over short, intermediate, or even long periods of time.
In managing the equity portion of the fund’s portfolio, ClearBridge utilizes a fundamental, bottom‑up research approach that emphasizes company analysis, management and stock selection. ClearBridge’s proprietary research and analysis generally incorporates information and data obtained from a variety of third-party research providers as supplementary to ClearBridge’s own proprietary research and analysis. ClearBridge has the right to change the third-party service providers that support this process at any time. ClearBridge uses fundamental analysis to identify companies with strong balance sheets, dominant market positions and reasonable valuations. The portfolio managers focus on companies that they believe to be of high quality and that:
•	Pay an attractive dividend; and/or
•	Have the potential to significantly grow their dividends
In managing the options overlay portion of the fund’s portfolio, OSAM seeks to generate additional cash flow through any profits realized from selling the call options. The options overlay strategy will consist of selling‑to‑open call options (i.e., writing a call option to open an option position) and buying‑to‑close such call options (i.e., closing out the open option position prior to the expiration of the written option) based upon U.S. large capitalization equity indices (such as the S&P 500® Index). Equity securities in the equity portion of the fund’s portfolio may be required to be sold to raise cash in order to satisfy option obligations. OSAM monitors the value of short call options and seeks to buy‑to‑close short call options when OSAM determines that the risk reward characteristics are no longer favorable (e.g., to seek to minimize potential losses if OSAM determines, based on a risk-based analysis, that the value of the reference index is likely to exceed the exercise price at the time of the option expiry).
During periods in which the U.S. equity markets are flat, declining or modestly rising it is expected that the portfolio may outperform a similar portfolio that did not engage in a call selling strategy because of the premiums received from writing call options. However, in rising markets (where the aggregate appreciation of the reference index over the option exercise price exceeds the income from premiums) it is expected the portfolio could significantly underperform a similar portfolio that did not engage in a call selling strategy.

Franklin International Low Volatility High Dividend Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund seeks to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are rising relative to the U.S. dollar. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the fund’s subadviser. Franklin Advisers is affiliated with both FTFA and the fund. The fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. The fund’s investments in derivative instruments and other investments that provide investment exposure similar to the component securities of the Underlying Index are included in the fund’s 80% basket.
The Underlying Index is composed of equity securities in developed markets outside of the United States across a range of market capitalizations that are included in the MSCI World ex-US IMI Local Index. Stocks in the Underlying Index must have demonstrated profitability over the last four fiscal quarters as a whole. Only stocks that have paid or are anticipated to pay a dividend are included in the Underlying Index. The methodology calculates a composite “stable yield” score, with the yield of stocks with relatively high price volatility (as measured over the past 12 months based on the standard deviation of daily returns) and earnings volatility (as measured by the variation of past earnings and projected earnings) and from countries with relatively high interest rates adjusted downward and the yield of stocks with relatively low price volatility and earnings volatility and from countries with relatively low interest rates adjusted upward. The Underlying Index will also take into account foreign withholding taxes on dividend payments to minimize their impact on distribution yield. Underlying Index weights are calculated to maximize its stable yield score subject to concentration limits, liquidity requirements and turnover restraints. Franklin Advisers anticipates that the number of component securities in the Underlying Index will range from 50 to 200 but this number may vary due to market conditions. At the time of each reconstitution, no individual component of the Underlying Index will exceed 2.5% of the Underlying Index, no individual sector will exceed 25% of the Underlying Index, no country will exceed 15% of the Underlying Index, no region will exceed 50% of the Underlying Index and real estate investment trust (“REIT”) components as a whole will not exceed 15% of the Underlying Index. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The fund’s securities portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The composition of the Underlying Index and the fund after reconstitution and rebalancing may fluctuate and exceed the above Underlying Index limitations due to market movements. As of June 30, 2026, the Underlying Index consisted of securities from the following 18 countries: Australia, Canada, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large-, mid- or small-capitalization companies.
The fund may invest up to 20% of its net assets in foreign currency forward contracts and other currency hedging instruments, certain index futures, options, options on index futures, swap contracts or other derivatives (“Financial Instruments”) related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including ETFs; and in securities and other instruments not included in its Underlying Index, but which Franklin Advisers believes will help the fund track its Underlying Index. As noted below, the fund invests in currency hedging instruments to offset the fund’s exposure to the currencies in which the fund’s holdings are denominated. The fund may also invest in equity index futures and currency derivatives to gain exposure to local markets or segments of local markets for cash flow management purposes and as a portfolio management technique.
Hedging. The fund’s investments will be denominated in foreign currencies, thereby potentially subjecting the fund to fluctuations in exchange rates between such currencies and the U.S. dollar. The Underlying Index applies a methodology to effectively create a “hedge” against such fluctuations. In order to replicate the “hedging” component of the Underlying Index, the fund intends to enter into foreign currency forward contracts designed to offset the fund’s exposure to the currencies in which the fund’s holdings are denominated. The fund’s exposure to foreign currency forward contracts is based on the aggregate exposure of the fund to the currencies and will generally be reset on a monthly basis. The fund may also enter into forward currency futures, options on foreign currency and currency swaps, and may purchase currency structured notes. At times, there will be differences in the relative values of the foreign currency forwards and the underlying foreign securities until the portfolio is rebalanced.
Index investing. The fund uses a “passive” or indexing investment approach to achieve its investment objective. Unlike many investment companies, the fund does not try to outperform its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Underlying Index and also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
The subadviser may use a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. When representative sampling is used, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, risk, market capitalization, country/region exposures and sector exposures) and fundamental characteristics (such as portfolio yield, price/earnings ratios and price/book ratios) similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index.
Industry concentration policy. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to approximately the same extent that the Underlying Index is concentrated in the securities of such particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund seeks to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are rising relative to the U.S. dollar.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Index investing. The fund uses a “passive” or indexing investment approach to achieve its investment objective. Unlike many investment companies, the fund does not try to outperform its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Underlying Index and also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
The subadviser may use a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. When representative sampling is used, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, risk, market capitalization, country/region exposures and sector exposures) and fundamental characteristics (such as portfolio yield, price/earnings ratios and price/book ratios) similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. The fund’s investments in derivative instruments and other investments that provide investment exposure similar to the component securities of the Underlying Index are included in the fund’s 80% basket.
Strategy Portfolio Concentration [Text]	Industry concentration policy. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to approximately the same extent that the Underlying Index is concentrated in the securities of such particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Franklin U.S. Low Volatility High Dividend Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund seeks to track the investment results of the Franklin Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the fund’s subadviser. Franklin Advisers is affiliated with both FTFA and the fund. The Underlying Index is composed of stocks of U.S. companies across a wide range of market capitalizations, including the largest 3,000 U.S. stocks as determined by the Solactive US Broad Market Index. Stocks in the Underlying Index must have demonstrated profitability over the last four fiscal quarters as a whole. Stocks whose yields are not supported by earnings are excluded from the Underlying Index. The methodology calculates a composite “stable yield” score, with the yield of stocks with relatively higher price volatility and earnings volatility adjusted downward and the yield of stocks with relatively lower price volatility and earnings volatility adjusted upward. Franklin Advisers anticipates that the number of component securities in the Underlying Index will range from 50 to 100. At the time of each reconstitution, no individual component of the Underlying Index will exceed 2.5% of the Underlying Index, no individual sector will exceed 25% of the Underlying Index, and real estate investment trust (“REIT”) components as a whole will not exceed 15% of the Underlying Index. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The composition of the Underlying Index and the fund after reconstitution and rebalancing may fluctuate and exceed the above Underlying Index limitations due to market movements. The Underlying Index may include large-, mid- or small-capitalization companies.
The fund’s portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The fund may trade at times other than when the Underlying Index is rebalanced or reconstituted for a variety of reasons, including when adjustments may be made to its representative sampling process from time to time or when investing cash.
The fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose the Underlying Index. The fund’s investments in derivative instruments and other investments that provide investment exposure similar to the component securities of the Underlying Index are included in the fund’s 80% basket.
The fund may invest up to 20% of its net assets in certain index futures, options, options on index futures, swap contracts or other derivatives (“Financial Instruments”) related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including exchange-traded funds; and in securities and other instruments not included in its Underlying Index but which Franklin Advisers believes will help the fund track its Underlying Index. The fund may invest in exchange-traded equity index futures to manage sector exposure and for cash management purposes.
Index investing. The fund uses a “passive” or indexing investment approach to achieve its investment objective. Unlike many investment companies, the fund does not try to outperform its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Underlying Index and also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
The subadviser may use a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. When representative sampling is used, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, risk, market capitalization, country/region exposures and sector exposures) and fundamental characteristics (such as portfolio yield, price/earnings ratios and price/book ratios) similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index.
Industry concentration policy. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to approximately the same extent that the Underlying Index is concentrated in the securities of such particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
As of March 31, 2026, the top sector represented by the fund’s Underlying Index was the utilities sector. This sector may change over time.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund seeks to track the investment results of the Franklin Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the fund’s subadviser. Franklin Advisers is affiliated with both FTFA and the fund. The Underlying Index is composed of stocks of U.S. companies across a wide range of market capitalizations, including the largest 3,000 U.S. stocks as determined by the Solactive US Broad Market Index. Stocks in the Underlying Index must have demonstrated profitability over the last four fiscal quarters as a whole. Stocks whose yields are not supported by earnings are excluded from the Underlying Index. The methodology calculates a composite “stable yield” score, with the yield of stocks with relatively higher price volatility and earnings volatility adjusted downward and the yield of stocks with relatively lower price volatility and earnings volatility adjusted upward. Franklin Advisers anticipates that the number of component securities in the Underlying Index will range from 50 to 100.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Index investing. The fund uses a “passive” or indexing investment approach to achieve its investment objective. Unlike many investment companies, the fund does not try to outperform its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Underlying Index and also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
The subadviser may use a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. When representative sampling is used, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, risk, market capitalization, country/region exposures and sector exposures) and fundamental characteristics (such as portfolio yield, price/earnings ratios and price/book ratios) similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose the Underlying Index. The fund’s investments in derivative instruments and other investments that provide investment exposure similar to the component securities of the Underlying Index are included in the fund’s 80% basket.

Strategy Portfolio Concentration [Text]	Industry concentration policy. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to approximately the same extent that the Underlying Index is concentrated in the securities of such particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Royce Quant Small-Cap Quality Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of quality value small-cap companies. The fund’s subadviser, Royce & Associates, LP (Royce & Associates, LP primarily conducts its business under the name Royce Investment Partners (“Royce” or the “subadviser”)) uses a proprietary methodology to identify companies that meet its “quality value” criteria. For purposes of the Fund’s 80% policy, small-cap companies are companies with market capitalizations less than or equal to the market capitalization of the largest company in the Russell 2000 Index (“Russell 2000”) as of its most recent reconstitution ($9.586 billion as of May 31, 2026). In addition, for purposes of the fund’s 80% policy, the subadviser defines “quality value” companies as those which possess one or more investment criteria including, but not limited to:
•	Free cash flow yield above the median of the Russell 2000
•	Earnings yield above the median of the Russell 2000
•	Return on invested capital above the median of the Russell 2000
•	Return on assets above the median of the Russell 2000
Royce uses a quantitative investment process that seeks to identify stocks Royce believes have relatively attractive valuation, profitability, and/or debt coverage (i.e., available cash flow to pay current debt obligations) as compared with other stocks included in the investment universe. The fund’s investment universe includes common stocks of U.S.-headquartered companies listed on U.S. exchanges, and excludes royalty companies, American depositary receipts and global depositary receipts, master limited partnerships, stocks with a share price less than or equal to $1.00 at the time of purchase, and stocks deemed by Royce to have insufficient trading volume. The universe is then refined to include stocks with market capitalizations not greater than that of the largest company in the Russell 2000 as of its most recent reconstitution based on descending market capitalization at the time of investment. From that universe, real estate investment trusts are excluded.
From the universe of eligible companies, Royce selects securities using its proprietary, rules-based multi-factor scoring system, with all factors described herein measured and determined by Royce, in an effort to identify “quality value” companies, as defined by Royce, relative to other companies within the same market sector. Royce ranks the securities in the investment universe within each sector according to the quality value factors, which yields a model score that determines the securities that are selected for inclusion in the fund’s portfolio. Sector allocations are determined by the number of companies in each sector.
After the securities are scored by quality value factors, each security’s momentum score, which is based on the price performance over the most recent 30 days, is used to determine the timing of when the security may be bought or sold for the fund (i.e., the momentum score is used by Royce to try to determine the opportune time to buy or sell). For example, if a security selected for inclusion in the fund’s portfolio according to the quality value factors has exhibited high momentum, Royce may temporarily delay purchasing such security. Conversely, if a security selected for removal from the fund’s portfolio according to the quality value factors has exhibited high momentum, Royce will typically sell such security as soon as is practicable.
Position weights of securities within the fund’s portfolio are determined by Royce after consideration of a company’s fundamentals including book value, revenue, free cash flow, and dividends paid. By using fundamental factors to weight stocks rather than market capitalization, Royce seeks to have lower exposure to overvalued companies while still maintaining broad diversification within the fund’s portfolio. Royce generally seeks to limit the weight of individual securities in the fund’s portfolio to no more than 3% of its net assets and to limit sector exposures within the portfolio to no more than 25% of its net assets, each measured at the time of investment. Although the fund primarily invests in equity securities of small-capitalization companies, the fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations.
Royce’s proprietary, rules-based multi-factor scoring system may incorporate information and data obtained from third-party providers as supplementary to Royce’s own proprietary research and analysis. Royce has the right to change the third-party service providers that support this process at any time.
Royce may seek to sell a security if: (i) the security no longer meets its criteria to be considered “quality value”; (ii) the security reaches its position size limit in the fund’s portfolio; (iii) there are adverse policy changes that could affect the security’s outlook; or (iv) better investment opportunities become available. The fund may engage in active and frequent trading to achieve its investment objective, resulting in high portfolio turnover.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, small-cap companies are companies with market capitalizations less than or equal to the market capitalization of the largest company in the Russell 2000 Index (“Russell 2000”) as of its most recent reconstitution ($9.586 billion as of May 31, 2026). In addition, for purposes of the fund’s 80% policy, the subadviser defines “quality value” companies as those which possess one or more investment criteria including, but not limited to:
•	Free cash flow yield above the median of the Russell 2000
•	Earnings yield above the median of the Russell 2000
•	Return on invested capital above the median of the Russell 2000
•	Return on assets above the median of the Russell 2000

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
From the universe of eligible companies, Royce selects securities using its proprietary, rules-based multi-factor scoring system, with all factors described herein measured and determined by Royce, in an effort to identify “quality value” companies, as defined by Royce, relative to other companies within the same market sector. Royce ranks the securities in the investment universe within each sector according to the quality value factors, which yields a model score that determines the securities that are selected for inclusion in the fund’s portfolio. Sector allocations are determined by the number of companies in each sector.
After the securities are scored by quality value factors, each security’s momentum score, which is based on the price performance over the most recent 30 days, is used to determine the timing of when the security may be bought or sold for the fund (i.e., the momentum score is used by Royce to try to determine the opportune time to buy or sell). For example, if a security selected for inclusion in the fund’s portfolio according to the quality value factors has exhibited high momentum, Royce may temporarily delay purchasing such security. Conversely, if a security selected for removal from the fund’s portfolio according to the quality value factors has exhibited high momentum, Royce will typically sell such security as soon as is practicable.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of quality value small-cap companies.